Note 5 - Loans and Related Allowance for Loan and Lease Losses - Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans, current balance	$ 975,566	$ 984,245
Loans, past due	8,692	7,864
Loans	984,258	992,109
Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	2,589	3,583
Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	345	1,296
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	5,758	2,985
Commercial And Industrial [Member]
Loans, current balance	88,965	82,770
Loans, past due	562	1,087
Loans	89,527	83,857
Commercial And Industrial [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	190	288
Commercial And Industrial [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	66	213
Commercial And Industrial [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	306	586
Real Estate Construction Porfolio Segment [Member]
Loans, current balance	63,246	56,731
Loans, past due
Loans	63,246	56,731
Real Estate Construction Porfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due
Real Estate Construction Porfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due
Real Estate Construction Porfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	0	0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Loans, current balance	344,311	331,379
Loans, past due	2,736	5,108
Loans	347,047	336,487
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Loans, current balance	465,666	496,597
Loans, past due	4,361	1,650
Loans	470,027	498,247
Real Estate Mortgage Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	1,713	2,612
Real Estate Mortgage Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	63	664
Real Estate Mortgage Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	63	1,083
Real Estate Mortgage Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due
Real Estate Mortgage Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Loan [Member]
Loans, past due	960	1,413
Real Estate Mortgage Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Commercial Loans [Member]
Loans, past due	4,298	986
Consumer Portfolio Segment [Member]
Loans, current balance	13,378	16,768
Loans, past due	1,033	19
Loans	14,411	16,787
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Loans, past due	623	19
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Loans, past due	216
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Loans, past due	$ 194	$ 0